Business combinations (Details Textual) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 03, 2017	Dec. 31, 2016	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 01, 2017	Jan. 02, 2017
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total					$ 3,236
Intangible Assets, Net (Including Goodwill), Total		$ 16,241		$ 19,251	24,370
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				11,800	51,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ 5,000	23,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total					91,522
Payments to Acquire Businesses, Gross					$ 45,300
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					49.00%
Business Combination, Consideration Transferred, Total					$ 86,662
Working Capital Adjustment					800
Revolving Credit Facility [Member]
Purchase Price Consideration [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred					41,400
Series A Preferred Stock [Member]
Purchase Price Consideration [Line Items]
Payments to Acquire Businesses, Gross					45,300
SPEC [Member]
Purchase Price Consideration [Line Items]
Other Intangible Assets, Net					$ 11,800
Hoegh LNG FRSU III Ltd [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Combinations Charter Out One Vessel to Predefined Hire Rate			90.00%		90.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total			$ 194,200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt			47,000
Intangible Assets, Net (Including Goodwill), Total					$ 300
Business Combination Consideration Transferred or Paid			140,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total			$ 7,200
Hoegh LNG FRSU III Ltd [Member] | Time Charter Contract [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					11,000
Hoegh LNG FRSU III Ltd [Member] | Time Charter Extension [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					8,000
Hoegh Grace Entities and Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	$ 400
Payments to Acquire Businesses, Gross	$ 91,800
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		20 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		15 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		10 years
Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Percentage of Partnership Interest	51.00%
Deferred Tax Assets, Net of Valuation Allowance					$ 100
Hoegh Grace entities [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					49.00%	49.00%	51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						49.00%
Business Combination, Consideration Transferred, Total					$ 85,900
Non Cancellable Lease Expiration Term		10 years
Hoegh LNG FSRU IV Ltd [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Lease Expiration Term					20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term					15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term					10 years